INVENTORY (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Inventories [Abstract]
Raw materials	$ 74	$ 68
Finished goods	83	74
Operating and maintenance supplies	87	82
Inventory	244	224
Inventory provision	$ 12	$ 14